Revenue from Contracts with Customers - Schedule of Components of Deferred Revenue (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenue	¥ 583,216,366	$ 89,381,818	¥ 642,732,520
Initial Franchise Fee
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenue	280,478,697	42,985,241	295,443,732
Membership Fees
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenue	215,009,108	32,951,587	257,351,279
Cash Received for Prepaid Card and Sublease
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenue	48,137,090	7,377,332	58,075,704
Greentree Reward Membership Program
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenue	¥ 39,591,471	$ 6,067,658	¥ 31,861,805